Directors’ and key management personnel remuneration - Summary of aggregate remuneration calculated in accordance with UK companies act 2006 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Directors And Key Management Remuneration [Abstract]
Emoluments	$ 8,369	$ 7,461	$ 6,726
Long-term incentive plans	8,746	8,746	4,691
Total	$ 17,115	$ 16,207	$ 11,417